Other Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental institutes	$ 175	$ 251
Prepaid expenses	207	194
Other receivables	89	37
Other current receivables	$ 471	$ 482